UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 110,420,765	¥ 752,064,790	¥ 1,843,388,870
Short term investments	263,983,405	1,797,964,573	899,151,784
Notes receivable	24,756	168,613	3,638,300
Accounts receivable, net	2,612,272	17,791,921	22,156,134
Prepayments and other current assets	1,258,299	8,570,151	7,968,373
Inventories, net	581	3,959	117,743
Total current assets	378,300,078	2,576,564,007	2,776,421,204
NON-CURRENT ASSETS
Property, plant and equipment, net	47,737	325,134	491,567
Investments in unconsolidated entities	88,094	600,000	600,000
Right-of-use assets, net	53,084	361,548	1,186,167
Total non-current assets	188,915	1,286,682	2,277,734
Total assets	378,488,993	2,577,850,689	2,778,698,938
CURRENT LIABILITIES
Accounts payable	2,543,915	17,326,351	20,872,743
Contract liabilities	617,339	4,204,635	5,483,268
Other payables and accrued liabilities	1,087,233	7,405,037	6,143,858
Operating lease liabilities - current	39,892	271,700	1,145,435
Loan payable	146,823	1,000,000	3,627,557
Taxes payable	58,525	398,609	229,059
Convertible bonds	6,440,000	43,862,196	45,265,472
Total current liabilities	10,933,727	74,468,528	82,767,392
NON-CURRENT LIABILITIES
Operating lease liabilities - non-current
Total non-current liabilities
Total liabilities	10,933,727	74,468,528	82,767,392
Additional paid-in capital	402,491,075	2,859,114,967	2,859,114,967
Accumulated deficit	(54,652,987)	(385,238,066)	(265,992,349)
Statutory reserves	370,850	2,525,820	2,552,776
Accumulated other comprehensive loss	(841,993)	(114,688,867)	(33,928,456)
Total MICROCLOUD HOLOGRAM INC. shareholders' equity	365,696,841	2,490,724,611	2,690,757,695
Non-controlling interests	1,858,425	12,657,550	5,173,851
Total shareholders' equity	367,555,266	2,503,382,161	2,695,931,546
Total liabilities and shareholders' equity	378,488,993	2,577,850,689	2,778,698,938
Common Class A [Member]
NON-CURRENT LIABILITIES
Common Stock, Value, Issued	18,009,896	126,720,005	126,720,005
Common Class B [Member]
NON-CURRENT LIABILITIES
Common Stock, Value, Issued	$ 320,000	¥ 2,290,752	¥ 2,290,752